Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Net income	$ 491,476	$ 357,601
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	18,428	20,220
Changes in:
Accounts receivable	(131,093)	186,746
Inventory	(248,995)	(231,027)
Accounts payable	26,228	(29,080)
Accrued liabilities	2,618	(21,822)
Income taxes payable	24,653
Customer deposits	(174,372)	174,372
Net cash provided by operating activities	8,943	457,010
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, equipment and improvements		19,713
Payments on acquisition payable	78,536	284,086
Net cash used in investing activities	(78,536)	(303,799)
CASH FLOWS FROM FINANCING ACTIVITIES
Net receipts on line of credit	80,435	43,906
Payment on note payable - shareholder		157,907
Proceeds from note payable - shareholder	172,731
Net cash provided by financing activities	253,166	(114,001)
NET INCREASE IN CASH AND CASH EQUIVALENTS	183,573	39,210
CASH AND CASH EQUIVALENTS - Beginning of the year	164,866	125,656
CASH AND CASH EQUIVALENTS - End of the year	348,439	164,866
Supplemental disclosures of cash flow information
Taxes paid
Interest paid	$ 7,500	$ 17,628